UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                       Oppenheimer Strategic Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Strategic Bond Fund/VA

                                                                   Principal
                                                                      Amount              Value
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.8%
Arbor I Ltd., Catastrophe Linked Nts., Series 2004-4, 15.88%,
3/15/06 1                                                       $    250,000    $       252,563
-------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1. 29%, 8/21/06                 351,921            351,264
-------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                      790,000            788,472
-------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                13,114             13,105
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                               254,900            254,643
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                27,477             27,417
Series 2004-D, Cl. AF1, 2.98%, 4/25/20  2                            370,000            370,000
-------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                               204,075            204,609
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                               460,000            460,603
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17  1                             60,088             60,125
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17  1                            251,157            251,319
Series 2004-1, Cl. 2A1, 1.95%, 9/25/21  1                            905,300            905,824
-------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-
Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                180,000            182,129
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                 61,834             61,844
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                152,992            152,921
-------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 9/29/06  3                           550,000            549,948
-------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-
Backed Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27           433,778            433,371
-------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                               530,000            537,168
-------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 1                              97,439             97,497
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 1                             205,372            205,508
-------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 2                                                            500,000            517,578
-------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                494,576            494,632
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                875,653            875,000
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                               600,000            600,000
-------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25 2,4,5                          1,820,063                569
-------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                45,598             45,624
Series 2004-A, Cl. A2, 2.13%, 10/15/06                             1,120,000          1,118,770
-------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                 34,658             34,658
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                502,667            501,474
-------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                716,389            715,781
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                766,162            765,241
-------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                      315,068            314,695
-------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                               336,431            337,097
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                672,497            672,037
-------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                   530,000            528,514
-------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                            66,744             17,812
-------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2003-A, Cl. A2, 1.69%, 12/15/05                                      320,524            320,693
-------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                               164,853            166,335
Series 2003-B, Cl. A2, 1.20%, 11/15/05                               101,534            101,575
Series 2003-B, Cl. A3, 1.51%, 8/15/07                                150,000            149,210
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                610,000            607,961
-------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.99%, 11/25/34 1,3                           370,000            370,000
-------------------------------------------------------------------------------------------------
Sequoia Capital Ltd., Catastrophe Nts., Series 2004-2, 6.27%,
3/15/05 1                                                            250,000            250,038
-------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                 88,995             89,377
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                395,914            395,796
-------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                               166,602            166,894
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                127,463            127,483
Series 2004-1, Cl. A2, 1.43%, 9/15/06                              1,500,000          1,495,649
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                610,000            610,311
-------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                    640,000            639,500
-------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                               452,454            452,262
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                432,559            432,100
-------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                       460,000            460,341
-------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl AI1B, 2.94%, 9/25/18                             1,020,000          1,020,000
-------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                               652,620            651,970
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                               220,000            219,027
                                                                                -----------------
Total Asset-Backed Securities (Cost $24,297,483)                                     22,426,334

-------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.6%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-D4, Cl. B1, 7.525%, 4/14/29                375,000            430,143
-------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                             1,121,037          1,156,420
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                               930,000            959,353
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                              604,795            606,177
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                              674,325            672,924
-------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                             164,344            164,332
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 9/1/33                                                           567,663            564,068
5%, 10/1/34 3                                                      7,445,000          7,372,873
5.50%, 1/1/34-10/1/34                                              2,325,827          2,358,298
7%, 9/1/33-11/1/33                                                 1,071,689          1,139,642
11%, 11/1/14                                                          78,866             86,940
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Pass-Through Participation Certificates, Series 151,
Cl. F, 9%, 5/15/21                                                   117,719            117,872
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                   189,432            191,197
Series 2055, Cl. ZM, 6.50%, 5/15/28                                  398,803            416,478
Series 2080, Cl. Z, 6.50%, 8/15/28                                   255,945            264,898
Series 2102, Cl. VA, 6%, 10/15/09                                     17,647             17,644
Series 2387, Cl. PD, 6%, 4/15/30                                     583,717            597,308
Series 2466, Cl. PD, 6.50%, 4/15/30                                  274,945            277,888
Series 2498, Cl. PC, 5.50%, 10/15/14                                  76,467             77,483
Series 2500, Cl. FD, 2.209%, 3/15/32 1                               156,590            156,930
Series 2526, Cl. FE, 2.109%, 6/15/29 1                               187,114            187,648
Series 2551, Cl. FD, 2.109%, 1/15/33 1                               153,188            153,836
Series 2551, Cl. TA, 4.50%, 2/15/18                                  288,702            288,986
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-
Backed Security:
Series 177, Cl. B, (2.512)%, 7/1/26  6                               476,249             82,201
Series 192, Cl. IO, 5.662%, 2/1/28 6                                 124,893             21,701
Series 200, Cl. IO, 5.208%, 1/1/29 6                                 152,772             28,425
Series 205, Cl. IO, 0.12%, 9/1/29 6                                  734,124            127,391
Series 208, Cl. IO, (32.374)%, 6/1/30 6                              847,757            140,989
Series 2074, Cl. S, 13.613%, 7/17/28 6                               159,555             21,453
Series 2079, Cl. S, 12.296%, 7/17/28 6                               249,637             33,879
Series 2526, Cl. SE, 25.197%, 6/15/29 6                              349,822             29,924
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-
Backed Security, Series 217, Cl. PO, 8.479%, 1/1/32 7                158,125            136,506
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                                           262                262
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 3                                                   3,175,000          3,164,084
5%, 10/1/19-10/1/34 3                                              6,183,000          6,261,411
5.50%, 7/1/33-7/1/34                                               3,299,134          3,350,645
5.50%, 10/1/19-10/1/34 3                                          15,048,988         15,416,469
6.50%, 5/1/29-10/1/30                                                386,470            406,351
6.50%, 10/1/34 3                                                  13,723,000         14,396,278
7%, 7/1/32-8/1/34                                                  6,036,110          6,406,669
7%, 10/1/34 3                                                     28,562,000         30,284,631
7.50%, 8/1/25-2/1/27                                                 338,541            363,960
8.50%, 7/1/32                                                         38,578             41,970
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                   170,543            171,858
Trust 2001-50, Cl. NE, 6%, 8/25/30                                   321,692            323,199
Trust 2001-70, Cl. LR, 6%, 9/25/30                                   302,462            309,847
Trust 2001-72, Cl. NH, 6%, 4/25/30                                   256,673            262,345
Trust 2001-74, Cl. PD, 6%, 5/25/30                                   108,376            110,427
Trust 2002-50, Cl. PD, 6%, 9/25/27                                   346,982            348,903
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 1                            252,584            253,379
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                506,058            508,477
Trust 2003-81, Cl. PA, 5%, 2/25/12                                   149,734            150,977
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Trust 2002-28, Cl. SA, 23.391%, 4/25/32 6                            193,467             17,627
Trust 2002-38, Cl. SO, 29.05%, 4/25/32 6                           1,083,240             77,394
Trust 2002-48, Cl. S, 20.70%, 7/25/32 6                              306,910             29,138
Trust 2002-52, Cl. SL, 21.567%, 9/25/32 6                            194,403             18,490
Trust 2002-56, Cl. SN, 23.638%, 7/25/32 6                            421,734             40,212
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 6                         1,845,520            185,264
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 221, Cl. 2, (3.066)%, 5/1/23 6                                 217,898             38,394
Trust 240, Cl. 2, 2.079%, 9/1/23 6                                   370,521             71,342
Trust 301, Cl. 2, (2.505)%, 4/1/29 6                                 926,851            163,473
Trust 313, Cl. 2, (26.361)%, 7/1/31 6                              1,062,243            199,894
Trust 324, Cl. 2, (7.02)%, 6/1/32 6                                2,412,013            439,052
Trust 2001-63, Cl. SD, 26.746%, 12/18/31 6                           321,148             32,675
Trust 2001-68, Cl. SC, 21.095%, 11/25/31 6                           239,934             24,621
Trust 2001-81, Cl. S, 25.236%, 1/25/32 6                             339,217             31,925
Trust 2002-9, Cl. MS, 20.455%, 3/25/32 6                             413,121             39,912
-------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.856%, 4/29/39 1,2           350,000            360,719
-------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35   360,000            391,437
-------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                 390,000            397,060
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                              306,731            330,733
Series 1998-C1, Cl. F, 7.171%, 5/15/30 1                           1,800,000          1,786,729
-------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.625%, 11/20/25 1                                                    19,580             19,902
7%, 3/15/28-7/15/28                                                1,243,297          1,328,145
7.50%, 2/15/27                                                       163,853            176,790
8%, 11/15/25-5/15/26                                                 149,248            163,901
-------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg.
Participation Certificates, Series 1999-27, Cl. PQ, 7.50%, 8/16/28   470,295            470,667
-------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 12.491%, 7/16/28 6                           510,195             67,765
Series 1998-6, Cl. SA, 12.527%, 3/16/28 6                            304,590             37,732
Series 2001-21, Cl. SB, 21.331%, 1/16/27 6                         2,435,758            246,947
-------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38               250,000            257,028
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl. D, 7.799%, 6/15/21 1               168,939            175,512
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.48%, 2/15/28 1,8                            162,744            151,700
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                              390,000            268,524
-------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                420,000            460,438
-------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-
Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                              556,000            645,953
-------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.213%, 4/25/26 1,2                              7,830              7,228
Series 1996-C1, Cl. F, 8.402%, 1/20/28 1,2                         1,000,000            826,250
-------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 1                                                            850,650            851,587
-------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                          1,172,880          1,176,545
Series 2004-W, Cl. A2, 4.677%, 11/27/34 3                            770,000            775,143
                                                                                -----------------
Total Mortgage-Backed Obligations (Cost $114,782,524)                               114,197,797

-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.1%
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]        1,090,000          1,360,594
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.375%, 4/15/06                                                    2,485,000          2,476,844
2.75%, 8/15/06                                                     2,660,000          2,659,766
4.875%, 3/15/07-11/15/13                                           5,540,000          5,780,373
5.50%, 7/15/06                                                     8,865,000          9,293,171
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                     1,390,000          1,385,841
2.50%, 6/15/06                                                     1,325,000          1,320,902
3.01%, 6/2/06                                                      1,400,000          1,403,186
3.125%, 7/15/06                                                    4,180,000          4,212,052
4.25%, 7/15/07                                                     8,310,000          8,559,616
6%, 5/15/11                                                        2,600,000          2,875,051
6.625%, 9/15/09                                                    8,000,000          9,022,504
7.25%, 1/15/10-5/15/30                                             6,090,000          7,176,520
-------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips,
5.85%, 1/15/21 9                                                   1,220,000            523,293
-------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                              650,000            663,395
Series C, 6%, 3/15/13                                                625,000            695,158
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                      974,000          1,043,702
8.875%, 8/15/17 10                                                 1,630,000          2,325,806
9.25%, 2/15/16                                                       208,000            299,561
STRIPS, 4.20%, 2/15/11 9                                             900,000            706,728
STRIPS, 4.60%, 2/15/16 9                                             491,000            292,079
-------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.75%, 7/31/06 11,12                                               3,839,000          3,854,598
2.75%, 8/15/07                                                       525,000            523,729
4.25%, 8/15/14                                                     2,144,000          2,167,117
-------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%,
12/4/23                                                              960,000            995,076
                                                                                -----------------
Total U.S. Government Obligations (Cost $71,328,822)                                 71,616,662

-------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--29.7%
-------------------------------------------------------------------------------------------------
ARGENTINA--0.8%
Argentina (Republic of) Bonds:
1.389%, 5/3/05 1                                                      56,000             55,050
1.98%, 8/3/12 1                                                    6,465,000          4,710,632
Series PRE8, 2%, 1/3/10 2,4,5 [ARP]                                1,980,000            863,469
Series PR12, 2%, 1/3/16 2,4,5 [ARP]                                1,335,300            465,406
-------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 2,4                     260,000            133,900
-------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 9 [ARP]                               17,000              5,699
-------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 2,4 [ARP]                                 66,414             26,039
                                                                                -----------------
                                                                                      6,260,195

-------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                      9,530,000          7,082,569
-------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                  3,480,000          5,323,426
-------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]         1,095,000          1,447,433
                                                                                -----------------
                                                                                      6,770,859

-------------------------------------------------------------------------------------------------
BELGIUM--1.4%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                    540,000            724,356
Series 19, 6.50%, 3/31/05 [EUR]                                    1,180,000          1,498,177
Series 26, 6.25%, 3/28/07 [EUR]                                    2,170,000          2,921,904
Series 28, 5.75%, 3/28/08 [EUR]                                      755,000          1,022,335
Series 32, 3.75%, 3/28/09 [EUR]                                    2,905,000          3,684,697
Series 35, 5.75%, 9/28/10 [EUR]                                    1,050,000          1,459,267
                                                                                -----------------
                                                                                     11,310,736

-------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 1  14,707             14,449
-------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                   5,523,747          5,465,057
-------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                    4,015,000          4,803,948
-------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                          760,000            842,460
11%, 2/4/10 [EUR]                                                    420,000            593,370
11%, 8/17/40                                                       2,675,000          3,002,019
Cl. B, 8.875%, 4/15/24                                               958,000            919,680
                                                                                -----------------
                                                                                     15,640,983

-------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                       800,000            990,000
8.25%, 1/15/15 8                                                     800,000            990,000
                                                                                -----------------
                                                                                      1,980,000

-------------------------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27          615,000            571,950
-------------------------------------------------------------------------------------------------
DENMARK--0.3 %
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                      13,975,000          2,400,785

-------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 8                   590,000            607,700
-------------------------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]   220,000            274,720
-------------------------------------------------------------------------------------------------
FRANCE--2.1%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                              1,080,000          1,443,877
5.50%, 10/25/10 [EUR]                                              6,085,000          8,362,207
5.75%, 10/25/32 [EUR]                                              3,300,000          4,808,051
-------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                        1,460,000          1,822,728
5 yr., 4.75%, 7/12/07 [EUR]                                          120,000            156,929
                                                                                -----------------
                                                                                     16,593,792

-------------------------------------------------------------------------------------------------
GERMANY--4.3%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                  2,120,000          2,632,451
5.375%, 1/4/10 [EUR]                                               1,285,000          1,749,908
Series 01, 5%, 7/4/11 [EUR]                                        3,685,000          4,950,852
Series 140, 4.50%, 8/17/07 [EUR]                                   1,395,000          1,813,048
Series 143, 3.50%, 10/10/08 [EUR]                                 18,100,000         22,816,195
                                                                                -----------------
                                                                                     33,962,454
-------------------------------------------------------------------------------------------------
GREECE--1.9%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                               1,055,000          1,329,809
4.60%, 5/20/13 [EUR]                                               1,545,000          1,993,694
5.35%, 5/18/11 [EUR]                                               6,735,000          9,150,633
-------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]        1,610,000          2,092,629
                                                                                -----------------
                                                                                     14,566,765

-------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 8                                                    250,000            292,500
10.25%, 11/8/11                                                       95,000            111,150
                                                                                -----------------
                                                                                        403,650

-------------------------------------------------------------------------------------------------
IRELAND--0. 2%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]         1,045,000          1,298,444
-------------------------------------------------------------------------------------------------
ITALY--1.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                        520,000            651,723
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                   1,150,000          1,489,264
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                    5,080,000          6,706,281
Buoni del Tesoro Poliennali, 5%, 2/1/12 [EUR]                      1,030,000          1,378,952
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                 2,590,000          3,327,347
                                                                                -----------------
                                                                                     13,553,567

-------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 2,4,5 [FRF]                                                2,194,500             72,291
-------------------------------------------------------------------------------------------------
JAPAN--2.2%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%,
6/20/06 [JPY]                                                  1,882,000,000         17,193,284
-------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3% Korea (Republic of) Nts.:
4.25%, 6/1/13                                                        780,000            749,775
8.875%, 4/15/08                                                    1,170,000          1,373,288
                                                                                -----------------
                                                                                      2,123,063

-------------------------------------------------------------------------------------------------
MEXICO--0.8%
United Mexican States Bonds:
7.50%, 4/8/33                                                        930,000            979,755
8.30%, 8/15/31                                                       400,000            456,000
Series M20, 8%, 12/7/23 [MXN]                                     23,040,000          1,557,606
-------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                         1,300,000          1,468,350
-------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                     155,000,000          1,550,352
                                                                                -----------------
                                                                                      6,012,063

-------------------------------------------------------------------------------------------------
NEW ZEALAND--0.1%
New Zealand (Government of) Bonds, 7%, 7/15/09 12 [NZD]            1,085,000            760,540
-------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20       275,000            257,125
-------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                               244,264            221,037
                                                                                -----------------
                                                                                        478,162

-------------------------------------------------------------------------------------------------
PERU--0.3%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%,
3/7/17 1                                                           1,760,000          1,614,800
-------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 9                      1,495,066            854,729
                                                                                -----------------
                                                                                      2,469,529

-------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds, 8.375%, 2/15/11                     438,000            443,947
-------------------------------------------------------------------------------------------------
POLAND--0.8%
Poland (Republic of) Bonds:
Series 0K0805, 5.26%, 8/12/05 9 [PLZ]                             17,265,000          4,632,601
Series WS0922, 5.75%, 9/23/22 [PLZ]                                1,000,000            260,724
Series DS0509, 6%, 5/24/09 [PLZ]                                   5,000,000          1,369,795
                                                                                -----------------
                                                                                      6,263,120

-------------------------------------------------------------------------------------------------
PORTUGAL--0.7%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                                      1,620,000          2,124,454
-------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                         2,450,000          3,410,548
                                                                                -----------------
                                                                                      5,535,002

-------------------------------------------------------------------------------------------------
RUSSIA--2.0
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B,
7.75%, 10/25/09 2 [EUR]                                              700,000            922,396
-------------------------------------------------------------------------------------------------
Ministry Finance of Russian Debs.:
Series VI, 3%, 5/14/06                                             1,980,000          1,939,113
Series V, 3%, 5/14/08                                              6,395,000          5,803,002
-------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,8                5,000              4,838
-------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                      7,400,875          7,137,219
                                                                                -----------------
                                                                                     15,806,568

-------------------------------------------------------------------------------------------------
SPAIN--1. 5%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]               3,695,000          5,061,822
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                2,530,000          3,678,873
-------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.03%, 10/22/04 9 [EUR]         2,715,000          3,373,119
                                                                                -----------------
                                                                                     12,113,814

-------------------------------------------------------------------------------------------------
SWEDEN--0. 2%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]         12,070,000          1,747,541
-------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.7% Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                  1,615,000          2,166,964
5.50%, 1/15/28 [EUR]                                               2,340,000          3,276,818
                                                                                -----------------
                                                                                      5,443,782

-------------------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts., 7.25%, 3/15/15                            940,000            930,600
-------------------------------------------------------------------------------------------------
UNITED KINGOM--2.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                     9,690,000         17,028,834
-------------------------------------------------------------------------------------------------
VENEZUELA--0.6%
Venezuela (Republic of) Nts.:
2.633%, 4/20/11 1                                                    750,000            647,813
8.50%, 10/8/14 3                                                   1,285,000          1,258,818
10.75%, 9/13/13                                                    2,140,000          2,412,850
-------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Bonds, 11%, 3/5/08 [EUR]   420,000            597,418
                                                                                -----------------
                                                                                      4,916,899
                                                                                -----------------
Total Foreign Government Obligations (Cost $224,313,339)                            232,618,208

-------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.6%
Algeria (Republic of) Loan Participation Nts., 2.183%, 3/4/10 1,2    427,167            420,759
-------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
1/25/06 1                                                          1,490,000          1,456,922
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
3/21/05 1                                                          1,330,000          1,323,749
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 2               1,520,000          1,557,696
                                                                                -----------------
Total Loan Participations (Cost $4,623,552)                                           4,759,126

-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.7%
-------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
-------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0. 5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                           200,000            213,000
-------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11             219,000            220,095
-------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                              420,000            509,250
10.125% Nts., 3/15/10                                                200,000            228,000
-------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                             200,000            221,370
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                            500,000            447,500
-------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                           300,000            307,500
-------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 8                                              200,000            187,000
11% Sr. Sub. Nts., 6/15/12                                           300,000            240,000
-------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                            600,000            682,500
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13    150,000            171,750
-------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13               200,000            216,500
                                                                                -----------------
                                                                                      3,644,465
-------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 2                   100,000             89,500
-------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                        850,000            945,625
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                      300,000            336,000
-------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                   547,000            594,863
-------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                     300,000            317,250
-------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                            600,000            700,500
-------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
2/15/07                                                              325,000            334,750
-------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                     625,000            650,781
-------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                      400,000            404,000
9% Sr. Sub. Nts., 3/15/12                                            500,000            557,500
-------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12     300,000            336,000
-------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Nts., 8/15/12 8                   250,000            264,688
-------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10. 25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                               650,000            741,000
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11 10                             1,200,000          1,330,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                   350,000            390,688
-------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                        250,000            260,625
8% Sr. Sub. Nts., 4/1/12                                             400,000            444,000
-------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 8                               300,000            315,750
-------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                        200,000            227,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                 800,000            894,000
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8. 25% Sr. Unsec. Sub. Nts., 3/15/12   500,000            503,750
-------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,4,5                     250,000                 --
-------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                400,000            455,000
-------------------------------------------------------------------------------------------------
River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 2              100,000            105,750
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11          300,000            351,750
-------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                       800,000            754,000
9.625% Sr. Nts., 6/1/14                                               19,000             17,860
9.75% Sr. Nts., 4/15/13                                              100,000             95,000
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12   900,000          1,022,625
-------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                   800,000            818,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10 2                              1,000,000          1,060,000
-------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11  700,000            770,875
-------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10    500,000            585,000
-------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                     500,000            507,500
-------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts.,
6/15/10                                                              400,000            465,000
                                                                                -----------------
                                                                                     17,647,130
-------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                     400,000            444,000
-------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                           350,000            373,625
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                 400,000            449,000
9.75% Sr. Sub. Nts., 9/15/10                                         400,000            485,000
-------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                             300,000            300,000
8.625% Sr. Sub. Nts., 12/15/08                                       250,000            282,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                  400,000            447,000
-------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                        350,000            394,625
-------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                     450,000            456,750
-------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                 200,000            231,000
-------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                  300,000            336,000
-------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 2                  400,000            464,000
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07              800,000            770,000
                                                                                -----------------
                                                                                      5,433,500
-------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11             200,000            191,000
-------------------------------------------------------------------------------------------------
MEDIA--3.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                                   350,000            304,500
10.25% Sr. Unsec. Nts., 11/1/06 4,5                                  400,000            362,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,5                             200,000            189,500
10.875% Sr. Unsec. Nts., 10/1/10 4,5                                 400,000            370,000
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                             600,000            624,000
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 8                                           650,000            614,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                   360,000            371,700
-------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                 150,000            156,375
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                        400,000            423,000
-------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09             400,000            425,000
-------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                  500,000            508,750
-------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 13                     925,000            578,125
8.375% Sr. Nts., Second Lien, 4/30/14 8                              750,000            749,063
8.625% Sr. Unsec. Nts., 4/1/09                                       300,000            234,750
10.75% Sr. Unsec. Nts., 10/1/09                                    1,100,000            907,500
11.125% Sr. Unsec. Nts., 1/15/11                                     500,000            407,500
-------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                  300,000            336,750
-------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13           500,000            346,250
-------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12               300,000            332,625
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                             1,100,000          1,164,625
-------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                200,000            231,000
-------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                          1,350,000          1,424,250
-------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                               1,800,000          2,056,500
-------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 3,8                                         800,000            799,000
9.125% Sr. Nts., 1/15/09                                           1,075,000          1,201,313
-------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12            600,000            625,500
-------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09      400,000            427,000
-------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10             619,000            575,670
-------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                  300,000            315,000
-------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09    200,000            210,000
-------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 8                    425,000            440,938
-------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                   400,000            411,000
-------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13          200,000            219,000
-------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9. 50% Sr. Unsec. Nts.,
1/15/13                                                              769,000            744,008
-------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.375% Sr. Sub. Nts., 4/1/14                  800,000            792,000
-------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23               625,000            807,237
-------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 8                               800,000            836,000
-------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 8                                               900,000            860,625
8.875% Sr. Unsec. Nts., 5/15/11                                       19,000             19,095
-------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 8  400,000            487,000
-------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11       600,000            664,500
-------------------------------------------------------------------------------------------------
Rainbow National Services LLC:
8.75% Sr. Nts., 9/1/12 8                                             500,000            521,250
10.375% Sr. Sub. Nts., 9/1/14 8                                      500,000            526,250
-------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8. 54% Debs., 9/30/27 2 [CAD]             340,000            269,542
-------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                   1,050,000          1,094,625
8.75% Sr. Sub. Nts., 12/15/11                                        300,000            327,000
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                              800,000            842,000
-------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                            200,000            216,000
-------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10. 25% Sr. Unsec. Nts., 3/15/09                 200,000            223,000
-------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                       500,000            457,500
                                                                                -----------------
                                                                                     28,030,066
-------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1% Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                      700,000            773,500
9.875% Nts., 10/1/11                                                 200,000            239,000
                                                                                -----------------
                                                                                      1,012,500
-------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12             300,000            318,000
-------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 8      250,000            238,125
-------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                         500,000            577,500
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75% Sr. Nts., 8/1/14 8        400,000            398,000
-------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Unsec. Nts., 1/15/14                          500,000            486,250
-------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08 2                                                             400,000            402,000
-------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 6/1/12 8                 400,000            432,000
-------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11         300,000            322,500
-------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 8                                            250,000            255,625
8.50% Sr. Sub. Nts., 8/1/14 8                                        600,000            598,500
-------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11           200,000            233,000
-------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10    150,000            156,000
                                                                                -----------------
                                                                                      4,417,500
-------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0. 2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 8                              700,000            750,750
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25% Sr. Nts., 12/15/12                        600,000            637,500
-------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 8                   250,000            272,500
-------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                200,000            218,000
                                                                                -----------------
                                                                                      1,878,750
-------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
-------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12            300,000            330,750
-------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                             419,000            322,630
-------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11            19,000             20,568
-------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 2,4,5,14                 142,981                 --
-------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                         450,000            474,750
9.50% Sr. Sec. Nts., 2/15/11                                         200,000            221,000
                                                                                -----------------
                                                                                      1,038,948
-------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10          200,000            214,000
-------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                              450,000            483,750
-------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 8       150,000            150,750
-------------------------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                      400,000            447,000
-------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                  400,000            385,000
10.75% Sr. Nts., 3/1/10                                              460,000            493,350
-------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                              400,000            438,000
8.875% Sr. Unsec. Nts., 3/15/11                                      200,000            218,500
-------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 2        200,000            213,000
-------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 8                                       200,000            189,500
8.25% Sr. Sub. Nts., 12/1/13 8                                       400,000            379,000
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08         400,000            429,000
-------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.50% Sr. Unsec. Nts., 2/1/11                19,000             19,950
-------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 2 [GBP]   400,000            739,331
                                                                                -----------------
                                                                                      4,800,131
-------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                            350,000            361,813
-------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                             500,000            532,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                  200,000            206,000
                                                                                -----------------
                                                                                      1,100,313
-------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14           175,000            184,625
-------------------------------------------------------------------------------------------------
ENERGY--3.2%
-------------------------------------------------------------------------------------------------
Energy Equipment & Services--0.5%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                         300,000            331,500
-------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                      300,000            327,000
-------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                               500,000            540,000
-------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08    1,000,000          1,107,500
-------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                    700,000            717,500
-------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                 200,000            216,000
-------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10     400,000            426,000
                                                                                -----------------
                                                                                      3,665,500
-------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16             672,000            705,600
-------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                       919,000            916,703
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                           200,000            198,000
-------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13      1,200,000          1,209,000
-------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60% Sr. Nts., 10/15/14 3,8       400,000            403,809
-------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                        400,000            426,000
-------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                             300,000            327,750
-------------------------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 3,8                                         200,000            203,500
11.75% Sr. Nts., 11/15/09                                            400,000            428,500
-------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20          4,110,000          4,172,595
-------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8. 50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                        216,000            252,450
10.625% Sr. Sub. Nts., 12/1/12 2                                     235,000            296,100
-------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 8                                600,000            628,500
8.375% Sr. Sub. Nts., 8/15/12                                        500,000            565,000
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Nts., 4/4/10 [EUR]                                            690,000            931,916
8.50% Unsub. Nts., 2/15/08                                           420,000            473,025
-------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16       600,000            627,473
-------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14 8      300,000            323,250
-------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                               350,000            364,000
9.50% Sr. Nts., 2/1/13                                               900,000          1,064,250
-------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                 200,000            211,000
-------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8% Sr. Unsub. Nts., 3/1/32                 300,000            311,250
-------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                    1,800,000          1,876,500
-------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                          1,000,000          1,085,000
9.625% Sr. Sub. Nts., 4/1/12                                          19,000             22,088
-------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7. 25% Sr. Sub. Nts., 5/1/12                400,000            406,000
-------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                1,100,000          1,212,750
7.625% Nts., 7/15/19                                                 700,000            770,000
-------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                            500,000            588,261
                                                                                -----------------
                                                                                     21,000,270
-------------------------------------------------------------------------------------------------
FINANCIALS--0.9%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10            200,000            155,000
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts.,
6/15/14 8                                                            450,000            488,250
-------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                  750,000            851,250
                                                                                -----------------
                                                                                      1,494,500
-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                 7,000              7,525
-------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10. 25% Capital Securities, 12/31/26       100,000            109,500
-------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10. 50% Sec. Nts., 3/29/10 2,4,5  90,000                563
-------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12            500,000            567,500
                                                                                -----------------
                                                                                        685,088
-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr.
Sub. Nts., 3/15/12 8                                                 275,000            292,875
-------------------------------------------------------------------------------------------------
Jostens IH Corp., 7.625% Sr. Sub. Nts., 10/1/12 2,3                  250,000            252,500
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts.,
12/15/14                                                             740,000            808,450
-------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10. 25% Bonds, 7/21/00 2,4,5                    339,000                 --
                                                                                -----------------
                                                                                      1,353,825
-------------------------------------------------------------------------------------------------
INSURANCE--0.0%
Arbor I Ltd., 17.38% Nts., 6/15/06 1, 8                              500,000            516,650
-------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 15                                             100,000              4,000
4/1/27, Escrow Shares 15                                             700,000             22,750
                                                                                -----------------
                                                                                        543,400
-------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12 8                                                       500,000            527,500
-------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                               425,000            469,625
-------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08              202,000            208,818
-------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                            400,000            445,000
-------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11        1,319,000          1,388,248
                                                                                -----------------
                                                                                      3,039,191
-------------------------------------------------------------------------------------------------
HEALTH CARE--1.6%
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Polypore, Inc., 8.75% Sr. Sub. Nts., 5/15/12 8                       400,000            417,000
-------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12  261,000            292,320
-------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 2,9        300,000            190,500
-------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 8  350,000            353,500
-------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 2     300,000            326,250
-------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11 2                                                            300,000            306,000
-------------------------------------------------------------------------------------------------
Vanguard Health Holding II, Inc., 9% Sr. Sub. Nts., 10/1/14 8        212,000            213,590
                                                                                -----------------
                                                                                      1,682,160
-------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 8                    450,000            478,125
-------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10. 50% Sr. Unsec. Sub. Nts., 4/1/13                300,000            307,500
-------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 8           300,000            322,500
-------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                         300,000            307,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                   300,000            338,250
-------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08         900,000            985,500
-------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts.,
2/1/08 2 [DEM]                                                        25,000             17,248
-------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                        600,000            669,000
-------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                 200,000            219,000
-------------------------------------------------------------------------------------------------
HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                            500,000            519,196
-------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                1,000,000            972,500
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                  19,000             19,831
-------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                             653,675            710,872
-------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12      600,000            687,000
-------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                250,000            274,375
-------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                               585,000            677,138
-------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13            300,000            319,500
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                             744,000            671,460
7.375% Nts., 2/1/13                                                   19,000             17,955
9.875% Sr. Nts., 7/1/14 8                                            350,000            367,500
-------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                 200,000            210,000
7% Sr. Sub. Nts., 11/15/13                                           500,000            511,250
-------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 8                                               300,000            312,000
10.75% Sr. Sub. Nts., 8/15/14 8                                      300,000            309,750
                                                                                -----------------
                                                                                     10,224,950
-------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11   350,000            356,125
-------------------------------------------------------------------------------------------------
INDUSTRIALS--2.8%
-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11       300,000            328,500
-------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                       200,000            219,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                  219,000            222,833
-------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10          225,000            251,438
-------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625% Sr. Sub. Nts., 6/15/12     300,000            331,500
-------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 2              350,000            397,250
-------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                      400,000            430,000
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                             223,000            255,893
11% Sr. Sub. Nts., 2/15/13                                           194,000            231,830
-------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11               200,000            193,000
                                                                                -----------------
                                                                                      2,861,244
-------------------------------------------------------------------------------------------------
AIRLINES--0.1%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                 450,000            443,813
-------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1                    735,000            264,600
                                                                                -----------------
                                                                                        708,413
-------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12             200,000            230,500
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                   311,000            345,210
-------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts.,
12/1/11 8                                                            150,000            147,000
                                                                                -----------------
                                                                                        722,710
-------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                             700,000            742,000
8.50% Sr. Sub. Nts., 12/1/08                                         900,000            981,000
8.875% Sr. Nts., Series B, 4/1/08                                    800,000            872,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                               950,000          1,061,625
-------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                        1,000,000            980,000
-------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                  250,000            260,625
-------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                               200,000            212,250
9.875% Sr. Nts., 5/1/09                                              300,000            336,375
-------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07 2                                                             150,000            151,875
-------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09      384,000            391,200
-------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                          400,000            442,000
-------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                      400,000            398,500
-------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09              200,000            215,000
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                    1,100,000            981,750
-------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                      200,000            206,000
-------------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 8                 300,000            286,500
                                                                                -----------------
                                                                                      8,518,700
-------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts.,
Series C, 2/1/09                                                     700,000            689,500
-------------------------------------------------------------------------------------------------
URS Corp.:
11.50% Sr. Unsec. Nts., 9/15/09                                       97,000            112,035
12.25% Sr. Sub. Nts., Series B, 5/1/09 2                              37,000             39,590
                                                                                -----------------
                                                                                        841,125
-------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
-------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 8                 325,000            347,750
-------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09             200,000            197,000
-------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                        200,000            223,000
-------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14   300,000            319,500
                                                                                -----------------
                                                                                      1,087,250
-------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                             250,000            217,500
-------------------------------------------------------------------------------------------------
MACHINERY--0.5%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 2                          800,000            868,000
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12 2            500,000            578,750
-------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11. 50% Sr. Sec. Nts., 5/15/11 8              600,000            639,000
-------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                400,000            429,000
-------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                              300,000            331,500
-------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                    600,000            612,750
-------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                     400,000            450,000
-------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6. 50% Sr. Nts., 3/15/14 2                 300,000            297,000
                                                                                -----------------
                                                                                      4,206,000
-------------------------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                             600,000            690,000
-------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 2,4,5        250,000              6,025
-------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,4,5                                                        175,000            114,625
                                                                                -----------------
                                                                                        810,650
-------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
-------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09      400,000            411,000
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                       387,000            389,419
9.625% Sr. Nts., 12/1/12                                             250,000            280,313
                                                                                -----------------
                                                                                      1,080,732
-------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 8                                300,000            318,000
-------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11     300,000            273,750
                                                                                -----------------
                                                                                        591,750
-------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
-------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12. 50% Sr. Unsub. Disc. Nts.,
1/15/07 2,4,5                                                        675,000            330,750
-------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                200,000            214,000
-------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08             700,000            769,125
-------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13  450,000            461,250
                                                                                -----------------
                                                                                      1,230,375
-------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,4,5 [EUR]   338,620              4,211
-------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 2                                  42,888             39,671
-------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,4     200,173                 --
-------------------------------------------------------------------------------------------------
PSINet, Inc.:
10. 50% Sr. Unsec. Nts., 12/1/06 2,4,5 [EUR]                         100,000              4,897
11% Sr. Nts., 8/1/09 2,4,5                                           270,467             18,257
-------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 2,4,5             250,000                 25
                                                                                -----------------
                                                                                         67,061
-------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                    400,000            426,000
-------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                         100,000            104,500
                                                                                -----------------
                                                                                        530,500
-------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 2       389,000            455,130
-------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                              500,000            412,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                  250,000            233,750
-------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09 2                                                   600,000            638,250
-------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Nts., 7/15/14 8            500,000            522,500
-------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                  1,000,000            995,000
                                                                                -----------------
                                                                                      3,257,130
-------------------------------------------------------------------------------------------------
MATERIALS--4. 2%
-------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11             450,000            506,250
-------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 8                            350,000            369,250
-------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                       400,000            433,000
10.125% Sr. Unsec. Nts., 9/1/08                                       19,000             21,518
10.625% Sr. Unsec. Nts., 5/1/11                                      900,000          1,030,500
-------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 8                                           650,000            720,688
11.625% Sr. Unsec. Nts., 10/15/10                                     19,000             22,088
-------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                           200,000            259,456
10.125% Sr. Unsec. Sub. Nts., 7/1/09                               1,400,000          1,477,000
13.09% Sr. Unsec. Disc. Nts., 12/31/09 2,9                           600,000            321,000
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                  850,000            941,375
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                     19,000             24,083
-------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 8                      400,000            428,000
-------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                  200,000            221,000
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                             19,000             20,829
9.875% Sec. Nts., Series B, 5/1/07                                 1,260,000          1,337,175
-------------------------------------------------------------------------------------------------
Millennium America, Inc., 9. 25% Sr. Unsec. Sub. Nts., 6/15/08       100,000            110,750
-------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                    113,061            111,365
-------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 1,2                35,804             35,267
-------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                     1,200,000          1,230,000
10.625% Sr. Unsec. Nts., 5/15/10                                      19,000             20,900
-------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 2                                         250,000            259,375
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                100,000             97,500
-------------------------------------------------------------------------------------------------
Rhodia SA, 10. 25% Sr. Unsec. Nts., 6/1/10                           550,000            572,000
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 2                                        170,473            161,097
11.25% Sr. Sub. Nts., 8/15/06 2,4,5                                  540,000                 --
-------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 2                   260,000            293,150
                                                                                -----------------
                                                                                     11,024,616
-------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10. 25% Sr. Unsec. Nts., 6/15/11 2           400,000            462,000
-------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Consumers International, Inc., 10. 25% Sr. Sec. Nts., 4/1/05 2,4,5   250,000                625
-------------------------------------------------------------------------------------------------
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                          500,000            560,000
10.875% Sr. Sec. Nts., 3/1/13                                        200,000            233,500
-------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 3,8                                         200,000            205,000
9.875% Sub. Nts., 10/15/14 3,8                                       300,000            308,625
-------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                              500,000            561,250
9.50% Sr. Sub. Nts., 8/15/13                                         350,000            401,625
-------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                 300,000            318,000
8.25% Sr. Unsec. Nts., 10/1/12                                       250,000            276,875
-------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                       400,000            454,000
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                         450,000            481,500
8.25% Sr. Unsec. Nts., 5/15/13                                       419,000            448,330
8.75% Sr. Sec. Nts., 11/15/12                                      1,000,000          1,115,000
8.875% Sr. Sec. Nts., 2/15/09                                        200,000            218,500
-------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 13             400,000            344,000
-------------------------------------------------------------------------------------------------
Solo Cup Co., 8. 50% Sr. Sub. Nts., 2/15/14                          300,000            297,000
-------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                              850,000            941,375
9.25% Sr. Unsec. Nts., 2/1/08                                        200,000            223,500
9.75% Sr. Unsec. Nts., 2/1/11                                        600,000            667,500
-------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Nts.,
7/15/14 8                                                            300,000            315,750
-------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                   500,000            521,250
                                                                                -----------------
                                                                                      8,893,205
-------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                        19,000             18,668
7.875% Sr. Unsec. Nts., 2/15/09                                      500,000            498,750
-------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 7.25% Sr. Nts., 7/1/13 8                   400,000            432,000
-------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14          400,000            392,000
-------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 8                      600,000            634,500
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 8                     250,000            266,875
-------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                300,000            331,500
-------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 2,4,5                                                          71,000                 --
-------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                        900,000            996,750
-------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 2              500,000            557,500
-------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 4,5                                                         500,000            485,000
-------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2             300,000            333,000
-------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                         200,000            209,500
-------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                               500,000            302,500
-------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                      400,000            439,000
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13      400,000            434,000
-------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                        200,000            223,000
-------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                         300,000            345,000
-------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                   336,000            386,400
-------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                     519,000            615,015
                                                                                -----------------
                                                                                      7,900,958
-------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                       200,000            215,500
-------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11 8                    300,000            310,500
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                  100,000            108,000
-------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                           500,000            535,000
-------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                    1,050,000          1,218,000
9.375% Sr. Unsec. Nts., 2/1/13                                       800,000            946,000
-------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2,4         300,000            139,500
-------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14              300,000            315,000
-------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 8                                      669,000            638,895
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                       200,000            168,000
-------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2              187,000            207,570
                                                                                -----------------
                                                                                      4,801,965
-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 2,4,5 [EUR]           250,000                 --
-------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                        457,000            486,705
-------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 2,4,5                      333,170                 33
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13            400,000            421,000
-------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                              300,000            342,000
9.875% Sr. Sub. Nts., 8/15/13                                        586,000            691,480
-------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11. 50% Sr. Sub. Nts., 12/15/09               200,000            221,000
-------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                       268,000            266,325
6.688% Sr. Unsec. Nts., 5/1/09                                        68,000             65,705
7.735% Sr. Unsec. Nts., 5/1/14                                        58,000             55,100
-------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10               19,000             17,623
-------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts.,
2/15/11 8                                                            300,000            285,750
-------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 8                                  800,000            884,000
-------------------------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 1,8                       2,700,000          3,165,750
-------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,4,5                       500,000                 --
-------------------------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                                      790,000            866,805
-------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                        300,000            298,500
-------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11      550,000            530,750
-------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,4,5         250,000                 --
                                                                                -----------------
                                                                                      8,598,526
-------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9% Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                              400,000            407,000
11% Sr. Unsec. Nts., 7/31/10                                          19,000             21,613
12.50% Sr. Unsec. Nts., 2/1/11                                        50,000             56,250
-------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11              675,000            550,125
-------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                         400,000            410,000
-------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 9    800,000            600,000
-------------------------------------------------------------------------------------------------
AT&T Corp., 8.75% Sr. Nts., 11/15/31 1                               500,000            547,500
-------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,4,5     400,000                 --
-------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                   1,050,000          1,110,375
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11          1,000,000          1,117,500
-------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                             419,000            272,350
10.875% Sr. Unsec. Nts., 7/1/10                                      600,000            435,000
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                            1,380,000          1,490,400
9.50% Sr. Unsec. Nts., 2/1/11                                      1,000,000          1,140,000
-------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 12.50% Sr. Nts., 11/15/09 2                   342,000            396,720
-------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 8                                       275,000            281,188
9.625% Sr. Sub. Nts., Series B, 5/15/08                              500,000            465,000
9.75% Sr. Sub. Nts., 1/15/10                                         519,000            454,125
9.875% Sr. Nts., 2/1/10                                              300,000            298,500
-------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09             700,000            752,500
-------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 13                               1,169,000            952,735
-------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                        550,000            501,875
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                 219,000            150,015
-------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                     600,000            627,750
-------------------------------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 2,13        900,000            933,750
10% Sr. Sec. Nts., 6/15/12                                           250,000            260,625
-------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13               469,000            480,725
                                                                                -----------------
                                                                                     14,713,621
-------------------------------------------------------------------------------------------------
UTILITIES--2.4%
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 8                      700,000            792,750
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 8               19,000             21,090
-------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                             318,255            351,672
-------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                             400,000            372,000
8.75% Sr. Nts., 7/15/07                                              250,000            199,375
-------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Nts., 1/1/12 2                          90,000              9,000
-------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                               19,000             19,998
7.75% Sr. Nts., 8/1/10 8                                             200,000            212,500
8.50% Sr. Nts., 4/15/11                                              250,000            273,750
9.875% Sr. Unsec. Nts., 10/15/07                                     900,000          1,004,625
-------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-
Through Certificates, 1/15/05                                        300,000            303,166
-------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                  800,000            940,000
-------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                             199,000            232,847
-------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                1,000,000          1,095,000
-------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 7.625% Sr. Unsec. Nts.,
5/1/06 4,5                                                           200,000            178,000
-------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10 2                             350,000            369,250
-------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                          200,000            220,000
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 8                     1,100,000          1,183,875
-------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08                            400,000            435,000
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                         669,000            721,684
9.50% Sr. Sec. Nts., 7/15/13                                         900,000            982,125
-------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                  600,000            642,000
-------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/1/07                   403,000            461,111
                                                                                -----------------
                                                                                     11,020,818
-------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875%
Sr. Unsec. Nts., Series B, 5/20/11                                   500,000            553,750
-------------------------------------------------------------------------------------------------
Morgan Stanley Bank AG, OAO Gazprom Unsec. Loan Participation
Nts., 9.625%, 3/1/13                                               2,300,000          2,555,875
-------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                         150,000            159,000
                                                                                -----------------
                                                                                      3,268,625
-------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2          568,808            628,533
-------------------------------------------------------------------------------------------------
Consumers Energy Co., 7.375% Nts., 9/15/23                           250,000            258,992
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                650,000            622,375
8.75% Sr. Nts., 2/15/12                                            1,669,000          1,744,105
10.125% Sr. Sec. Nts., 7/15/13 8                                     800,000            924,000
-------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                    461,328            470,843
                                                                                -----------------
                                                                                      4,648,848
                                                                                -----------------
Total Corporate Bonds and Notes (Cost $208,978,868)                                 216,780,759


                                                                      Shares              Value
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,5,14            4,253                 --
-------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 2,5       5,000            241,250
-------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 8             550             27,500
-------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 2,5,14     216                 22
-------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 2,5                                                           5,000            451,250
-------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.  2,5,14                151                 --
-------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 2,5,14                                          6,061                 --
-------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 5,14                                                           1              5,607
14.25% Cum. Jr. Exchangeable, Non-Vtg. 14                                 41            308,525
-------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                         2,000            119,000
-------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                    8                 42
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg.  2,5,14           630            527,625
-------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2       4,600            677,350
                                                                                -----------------
Total Preferred Stocks (Cost $3,004,971)                                              2,358,171

-------------------------------------------------------------------------------------------------
COMMON STOCKS--2.8%
AboveNet, Inc. 5                                                         372              8,928
-------------------------------------------------------------------------------------------------
ACE Ltd.                                                               3,900            156,234
-------------------------------------------------------------------------------------------------
Aetna, Inc.                                                            1,600            159,888
-------------------------------------------------------------------------------------------------
Allstate Corp.                                                         3,200            153,568
-------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                     1,900            169,100
-------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                               2,500            165,900
-------------------------------------------------------------------------------------------------
Apache Corp.                                                           3,300            165,363
-------------------------------------------------------------------------------------------------
Ashland, Inc.                                                          2,800            157,024
-------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                         3,200            155,616
-------------------------------------------------------------------------------------------------
BASF AG                                                                2,775            163,238
-------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                          1,800            173,106
-------------------------------------------------------------------------------------------------
Berkeley Group plc (The)                                               6,820            156,705
-------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                            6,273             65,553
-------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                   2,100            162,624
-------------------------------------------------------------------------------------------------
Boeing Co.                                                             2,900            149,698
-------------------------------------------------------------------------------------------------
Brambles Industries plc                                               33,730            156,930
-------------------------------------------------------------------------------------------------
British Land Co. plc                                                  11,380            153,424
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                     4,200            160,902
-------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                             4,100            167,280
-------------------------------------------------------------------------------------------------
Calpine Corp. 5                                                       41,500            120,350
-------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                                       529                 --
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                              14,500            150,220
-------------------------------------------------------------------------------------------------
Centex Corp.                                                           3,100            156,426
-------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 5                       2,660            121,828
-------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                    3,100            166,284
-------------------------------------------------------------------------------------------------
CIGNA Corp.                                                            2,300            160,149
-------------------------------------------------------------------------------------------------
CNP Assurances SA                                                      2,420            157,404
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                         2,000            165,700
-------------------------------------------------------------------------------------------------
Conseco, Inc                                                          13,986            246,993
-------------------------------------------------------------------------------------------------
Corus Group plc 5                                                    165,610            153,051
-------------------------------------------------------------------------------------------------
Corvis Corp. 5                                                         6,896              5,517
-------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                            4,100            161,499
-------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                    16,528             27,767
-------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 5                                                    71,447          1,048,842
-------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A  2,5                                       120            156,133
-------------------------------------------------------------------------------------------------
Cummins, Inc.                                                          2,200            162,558
-------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                     3,624            149,407
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     2,300            163,323
-------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                 7,600            150,024
-------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                                  35,400             47,082
-------------------------------------------------------------------------------------------------
DTE Energy Co.                                                         3,800            160,322
-------------------------------------------------------------------------------------------------
Dynegy, Inc. 5                                                        35,900            179,141
-------------------------------------------------------------------------------------------------
E.ON AG                                                                2,170            159,899
-------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                        19,400            679,000
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    2,500            164,625
-------------------------------------------------------------------------------------------------
Equinix, Inc. 5                                                        3,287            101,141
-------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                     22,100            628,966
-------------------------------------------------------------------------------------------------
Ford Motor Co.                                                        11,200            157,360
-------------------------------------------------------------------------------------------------
Freddie Mac                                                            2,400            156,576
-------------------------------------------------------------------------------------------------
Gecina SA                                                              1,850            156,451
-------------------------------------------------------------------------------------------------
General Motors Corp.                                                   3,700            157,176
-------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,15                210                 --
-------------------------------------------------------------------------------------------------
Globix Corp. 5                                                         6,880             22,360
-------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                 3,574            167,347
-------------------------------------------------------------------------------------------------
Hilton Group plc                                                      31,850            159,726
-------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                            8,500            152,438
-------------------------------------------------------------------------------------------------
Horizon Natural Resources Co.  2,5                                     6,667                 --
-------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                               6,016              1,384
-------------------------------------------------------------------------------------------------
iPCS, Inc. 5                                                           8,548            159,207
-------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                    4,100            144,648
-------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                             11,100            151,071
-------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                        20            159,069
-------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                     9,178            144,276
-------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                            24,000            164,487
-------------------------------------------------------------------------------------------------
KB Home                                                                2,000            168,980
-------------------------------------------------------------------------------------------------
Kelda Group plc                                                       17,180            166,710
-------------------------------------------------------------------------------------------------
Klepierre                                                              2,150            155,618
-------------------------------------------------------------------------------------------------
Lafarge SA                                                             1,780            155,955
-------------------------------------------------------------------------------------------------
Land Securities Group plc                                              7,280            154,742
-------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                                    1,714             37,708
-------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                      8,100            149,830
-------------------------------------------------------------------------------------------------
Liberty International plc                                             10,310            154,505
-------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                 3,300            155,100
-------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                  20,240            158,260
-------------------------------------------------------------------------------------------------
MAN AG                                                                 4,450            152,192
-------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                     4,100            169,248
-------------------------------------------------------------------------------------------------
MCI, Inc.                                                              1,629             27,286
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          4,100            158,465
-------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 5                                6                169
-------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                              26,000            156,215
-------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                21            165,496
-------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                          32,000            162,305
-------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                 5,400            160,596
-------------------------------------------------------------------------------------------------
Novar plc                                                             71,120            149,496
-------------------------------------------------------------------------------------------------
NTL, Inc. 5                                                            7,842            486,753
-------------------------------------------------------------------------------------------------
Nucor Corp.                                                            1,800            164,466
-------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                             2,900            162,197
-------------------------------------------------------------------------------------------------
Omron Corp.                                                            7,000            154,933
-------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                 745              8,508
-------------------------------------------------------------------------------------------------
PG&E Corp. 5                                                           5,200            158,080
-------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                            3,700            153,550
-------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                                   7,312            109,680
-------------------------------------------------------------------------------------------------
Prandium, Inc. 5                                                      24,165                725
-------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,5                                             18,514                 --
-------------------------------------------------------------------------------------------------
Providian Financial Corp. 5                                           10,300            160,062
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                             3,200            150,528
-------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                    2,480            152,979
-------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                      2,500            153,425
-------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                             22            143,380
-------------------------------------------------------------------------------------------------
RWE AG                                                                 3,251            155,255
-------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                    3,400            159,936
-------------------------------------------------------------------------------------------------
Safeco Corp.                                                           3,200            146,080
-------------------------------------------------------------------------------------------------
Sammy Corp.                                                            3,200            157,069
-------------------------------------------------------------------------------------------------
ScottishPower plc                                                     20,900            160,012
-------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                    3,800            151,430
-------------------------------------------------------------------------------------------------
Sempra Energy                                                          4,300            155,617
-------------------------------------------------------------------------------------------------
Severn Trent plc                                                      10,300            163,874
-------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                               18,000            160,015
-------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                1,770            156,840
-------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                     187              4,097
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,5                                             716             16,826
-------------------------------------------------------------------------------------------------
Suez SA                                                                7,340            157,556
-------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                            26,000            156,924
-------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                           2,400            177,552
-------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                       24,840            173,747
-------------------------------------------------------------------------------------------------
Technip SA                                                             1,010            163,291
-------------------------------------------------------------------------------------------------
Telewest Global, Inc. 5                                               31,828            369,841
-------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                        8,037            156,125
-------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                              9,100            150,378
-------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                              18,000            155,597
-------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                      3,500            150,798
-------------------------------------------------------------------------------------------------
TUI AG                                                                 8,445            157,434
-------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,5                                               1,000              3,850
-------------------------------------------------------------------------------------------------
TXU Corp.                                                              3,400            162,928
-------------------------------------------------------------------------------------------------
Unibail                                                                1,330            160,361
-------------------------------------------------------------------------------------------------
United Utilities plc                                                  15,570            156,730
-------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                                        58,063            433,731
-------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                     25,700            643,785
-------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                    2,200            176,462
-------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 2,5                                      2,251              1,745
-------------------------------------------------------------------------------------------------
Vinci                                                                  1,430            164,771
-------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                              5,661            154,535
-------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 5                                       38,252            280,507
-------------------------------------------------------------------------------------------------
William Hill plc                                                      16,100            155,646
-------------------------------------------------------------------------------------------------
WRC Media Corp. 2,5                                                    1,082                 22
-------------------------------------------------------------------------------------------------
XO Communications, Inc. 5                                              1,100              3,476
                                                                                -----------------
Total Common Stocks (Cost $21,497,132)                                               21,571,293


                                                                       Units              Value
-------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
AboveNet, Inc. Wts.:
Exp. 9/8/08 5                                                            156              1,242
Exp. 9/8/10 5                                                            184              1,424
-------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 2,5                               800            150,800
-------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 2,5                                  250                  4
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 5/1/05 5                              416              1,479
-------------------------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 5                                  2,404              3,414
-------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,5                                    400                  4
-------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,5                         100                 --
-------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 2,5                     400                  4
-------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,5                                 530                 72
-------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 2,5                               1,000                 --
-------------------------------------------------------------------------------------------------
Huntsman LLC Wts., Exp. 5/15/11 2,5                                      300             69,150
-------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 2,5                          825                  8
-------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 2,5                                                       1,509                  8
Exp. 5/16/06 2,5                                                           2                 --
-------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 2,5                2,135                 --
-------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 2,5                                     270                 --
-------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,5                                        300                  3
-------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 2,5                 275                  3
-------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,5                 200                 --
-------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,5                 150                  2
-------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 2,5                       250                  3
-------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,5                                      450                  5
-------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                             5,710              1,428
-------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 2,5                                  300                  3
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 2,5                       1,165              1,689
-------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5                                         269              2,411
-------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5                        175                106
-------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 5                    2,204              1,829
-------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 5                    1,653                992
-------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 5                    1,653                628
                                                                                -----------------
Total Rights, Warrants and Certificates (Cost $81,054)                                  236,711

                                                                   Principal
                                                                      Amount              Value
-------------------------------------------------------------------------------------------------
STRUCTURED NOTES--8.6%
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Unsec. Credit Linked Nts., 0.93%, 1/14/05     $     1,982,615          2,091,758
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                  1,200,000,000            516,471
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
3/15/07 [COP]                                                  3,860,150,000          1,718,231
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                  1,800,000,000            774,707
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]             4,200,000          1,305,981
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Linked Bonds, Series 24, 15%,
9/2/05 [RUR]                                                      22,279,000            821,276
Russia (Government of) Linked Bonds, Series 26, 15%,
3/11/05 [RUR]                                                     22,587,000            805,880
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series EM 868, 25.01%,
8/25/05                                                            2,125,000          1,742,521
Turkey (Republic of) Credit Linked Nts., Series EM 872, 23.57%,
10/20/05 1                                                           396,000            417,959
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), U.S. Dollar/South African
Rand Linked Nts., Series FBi 43, 1.44%, 5/23/22                      825,000            802,725
-------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Korea (Republic of) Credit Bonds, 1.56%, 6/20/09                   3,900,000          3,938,610
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                  13,440,000            473,641
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                   30,255,000          1,120,010
OAO Gazprom I Credit Nts., 5.588%, 10/20/07                          790,000            825,241
OAO Gazprom II Credit Nts., 5.338%, 4/20/07                          790,000            822,618
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11           4,070,000          4,188,030
-------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 8,16                                  13,200,000         13,381,500
Series 3-3, 8%, 12/29/09 8,16                                     12,700,000         12,739,688
-------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.20%, 8/25/05                                                    1,165,000            822,490
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
28.25%, 5/26/05                                                    1,261,309          1,083,338
-------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc., High Yield Index Linked
Nts., 1.017%, 1/1/05 16                                           10,000,000         10,148,521
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of)
Credit Bonds, 5%, 9/20/09                                          1,665,000          1,737,331
-------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 7.88%, 6/15/06 1,8                             250,000            256,138
Series 2002-1, Cl. E-A, 6.13%, 6/15/06 1                             750,000            758,775
Series 2003-II, Cl. A, 7.88%, 6/15/06 1,8                            500,000            511,150
Series 2003-II, Cl. B, 6.88%, 6/15/06 1,8                            500,000            508,775
Series 2003-II, Cl. C, 7.63%, 6/15/06 1,8                            500,000            508,600
-------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe
Linked Nts., 6.63%, 6/15/07 1,2                                      250,000            255,825
-------------------------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts., 4.705%, 7/5/06                1,980,000          2,057,824
                                                                                -----------------
Total Structured Notes (Cost $65,718,455)                                            67,135,614


                                            Date      Strike       Contracts
-------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
Japanese Yen Put 2,5 (Cost $145,208)     10/8/04      111.55 JPY   2,225,000,000JPY      31,150

                                                                   Principal
                                                                      Amount              Value
-------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--13.2% 17
Undivided interest of 28.56% in joint repurchase agreement (Principal
Amount/Value $361,238,000, with a maturity value of $361,255,058) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 1.70%, dated 9/30/04, to be repurchased at $103,185,872 on 10/1/04, collateralized by U.S. Treasury Bonds,
1.625%-- 9.875%, 3/31/05--8/15/28, with a value of $298,717,670 and U.S.
Treasury Bills, 1/20/05, with a value of $70,023,125 (Cost
$103,181,000)                                                  $ 103,181,000        103,181,000
-------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $841,952,408)                        109.4%       856,912,825
-------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                   (9.4)       (73,675,109)
                                                               ----------------------------------
Net Assets                                                             100.0%      $783,237,716
                                                               ==================================



Footnotes to Statement of Investments

Principal amount, strike, contracts and exercise price are reported in U.S.
Dollars, except for those denoted in the following currencies:
ARP         Argentine Peso
AUD         Australian Dollar
CAD         Canadian Dollar
COP         Colombian Peso
DEM         German Mark
DKK         Danish Krone
EUR         Euro
FRF         French Franc
GBP         British Pound Sterling
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
NZD         New Zealand Dollar
PEN         Peruvian New Sol
PLZ         Polish Zloty
RUR         Russian Ruble
SEK         Swedish Krona

1. Represents the current interest rate for a variable or increasing rate security.
2. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                          ACQUISITION                        VALUATION AS OF        UNREALIZED
 SECURITY                       DATES          COST       SEPTEMBER 30, 2004      DEPRECIATION
-----------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications,
 Inc., Series B, Escrow
 Shares                        1/4/01      $    840              $        --        $       840

 CURRENCY
 Argentine Peso                9/3/04        62,722                   62,221                501


3. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
4. Issue is in default.
5. Non-income producing security.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,247,819 or 0.29% of the Fund's net assets as of September 30, 2004.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $136,506 or 0.02% of the Fund's net assets as of September 30, 2004.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $61,046,684 or 7.79% of the Fund's net assets as of September 30, 2004.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Securities with an aggregate market value of $2,086,828 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Fund had outstanding future contracts as follows:

                                                                                     UNREALIZED
                                   EXPIRATION  NUMBER OF     VALUATION AS OF       APPRECIATION
 CONTRACT DESCRIPTION                   DATES  CONTRACTS  SEPTEMBER 30, 2004     (DEPRECIATION)
------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Euro-Bundesobligation, 10 yr.        12/8/04        13          $ 1,869,765       $     24,786
 Japan (Government of) Bonds,
 10 yr.                               12/9/04         1            1,254,102             17,816
 NASDAQ 100 Index                    12/16/04        13            1,842,750             42,266
 Nikkei 225 Index                     12/9/04         3              162,825             (3,486)
 U.S. Long Bonds                     12/20/04       276           30,972,375            641,215
 U.S. Treasury Nts., 5 yr.           12/20/04        50            5,537,500             45,125
 U.S. Treasury Nts., 10 yr.          12/20/04       113           12,726,625            116,781
 United Kingdom Long Gilt            12/29/04         3              585,322              2,347
                                                                                   ------------
                                                                                        886,850
                                                                                   ------------
 CONTRACTS TO SELL
 CAC-40 10 Index                     12/17/04        21              953,257                653
 DAX Index                           12/17/04         7              850,967             19,763
 FTSE 100 Index                      12/17/04        19            1,585,141              5,337
 Japan (Government of) Bonds, 10 yr.  12/8/04         5              627,369             (3,954)
 Japan (Government of) Bonds, 10 yr.  12/9/04         6            7,524,610           (106,895)
 Nikkei 225 Index                     12/9/04        19            1,880,744             33,268
 Standard & Poor's 500 Index         12/16/04        35            9,755,375            116,292
 U.S. Treasury Nts., 2 yr.           12/30/04       184           38,867,125             90,919
 U.S. Treasury Nts., 5 yr.           12/20/04        98           10,853,500            (50,543)
                                                                                   ------------
                                                                                        104,840
                                                                                   ------------
                                                                                   $    991,690
                                                                                   ============

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts.
12. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                            CONTRACTS         EXPIRATION       EXERCISE          PREMIUM
                      SUBJECT TO CALL              DATES          PRICE          RECEIVED    VALUE
--------------------------------------------------------------------------------------------------
 Japanese Yen (JPY)     2,225,000,000  JPY       10/8/04        104.400 JPY     $ 159,629  $    --

                            PRINCIPAL
                      SUBJECT TO CALL
--------------------------------------------------------------------------------------------------
 New Zealand
 (Government of) Bonds,
 7%, 7/15/09                    1,085  NZD       12/9/04          6.205 NZD         3,219    4,135
                                                                                ------------------
                                                                                $ 162,848  $ 4,135
                                                                                ==================
13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Interest or dividend is paid-in-kind.
15. Received as the result of issuer reorganization.
16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.
17. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


As of September 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                                    UNREALIZED
                                           EXPIRATION       NOTIONAL        VALUATION AS OF       APPRECIATION
 CONTRACT DESCRIPTION                            DATE         AMOUNT     SEPTEMBER 30, 2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Export-Import Bank
 of Korea Credit Bonds                        6/20/09     $  780,000              $  (6,474)    $     (6,474)
 Deutsche Bank AG, Korea Development
 Bank Credit Bonds                            6/20/09        780,000                 (6,162)          (6,162)
 Deutsche Bank AG, Korea Electric Power
 Corp. Credit Bonds                           6/20/09        780,000                 (6,786)          (6,786)
 Deutsche Bank AG, Korea Deposit
 Insurance Corp. Credit Bonds                 6/20/09        780,000                 (6,552)          (6,552)
 Deutsche Bank AG, Philippines (Republic
 of) 10 yr. Credit Bonds                      7/25/13        930,000                  9,372            9,372
 Deutsche Bank AG, Samsung Electronic
 Co. Ltd. Credit Bonds                        6/20/09        780,000                 (5,850)          (5,850)
 Deutsche Bank AG, Turkey (Republic of)
 2 yr. Credit Nts.                             5/7/06      1,660,000                (79,313)         (79,313)
 Deutsche Bank AG, Turkey (Republic of)
 5 yr. Credit Nts.                             5/7/09        780,000                175,896          175,896
 Deutsche Bank AG, United Mexican
 States Credit Bonds                          9/20/13      1,235,000                (52,847)         (52,847)
 Deutsche Bank AG, Venezuela (Republic
 of) Credit Bonds                            10/20/09      3,430,000                (23,601)         (23,601)
 Deutsche Bank AG, Venezuela (Republic
 of) Credit Bonds                            10/20/09      1,285,000                   (390)            (390)
 JPMorgan Chase Bank, Export-Import
 Bank of Korea Credit Bonds                   6/20/09        390,000                 (6,635)          (6,635)
 JPMorgan Chase Bank, Jordan (Kingdom
 of) Credit Nts.                               6/6/06        250,000                 (1,820)          (1,820)
 JPMorgan Chase Bank, Korea Deposit
 Insurance Corp. Credit Bonds                 6/20/09        390,000                 (6,639)          (6,639)
 JPMorgan Chase Bank, Korea
 Development Bank Credit Bonds                6/20/09        390,000                 (6,462)          (6,462)
 JPMorgan Chase Bank, Korea Electric
 Power Co. Credit Bonds                       6/20/09        390,000                 (7,253)          (7,253)
 JPMorgan Chase Bank, Russian Federation
 Credit Bonds                                 10/9/13        730,000                 10,338           10,338
 JPMorgan Chase Bank, Samsung
 Electronics Co. Ltd. Credit Bonds            6/20/09        390,000                 (6,654)          (6,654)
 Lehman Brothers Special Financing, Inc.,
 Brazil (Federal Republic of) Credit Bonds    8/20/09      3,000,000               (267,547)        (267,547)
 Lehman Brothers Special Financing, Inc.,
 Brazil (Federal Republic of) Credit Bonds   10/20/09        420,000                    844              844
 Lehman Brothers Special Financing, Inc.,
 Venezuela (Republic of) Credit Bonds          3/5/08        420,000                 (6,477)          (6,477)
 Morgan Stanley Capital Services, Inc.,
 Brazil (Federal Republic of) Credit Bonds    8/20/09      1,220,000                (99,612)         (99,612)
 Morgan Stanley Capital Services, Inc.,
 Brazil (Federal Republic of) Credit Bonds    8/20/09      1,220,000               (102,207)         (102,207)
 Morgan Stanley Capital Services, Inc.,
 Hungary (Republic of) Credit Bonds           12/2/13      1,880,000                (44,684)         (44,684)
 Morgan Stanley Capital Services, Inc.,
 Philippines (Republic of) 5 yr. Credit Bonds 9/20/09        950,000                (18,549)         (18,549)
 Morgan Stanley Capital Services, Inc.,
 Philippines (Republic of) Credit Bonds       6/20/09        455,000                (11,407)         (11,407)
 Morgan Stanley Capital Services, Inc.,
 Philippines (Republic of) Credit Bonds       6/20/09        225,000                 (6,093)          (6,093)
 Morgan Stanley Capital Services, Inc.,
 Philippines (Republic of) Credit Bonds       6/20/09        455,000                (14,150)         (14,150)
 Morgan Stanley Capital Services, Inc.,
 Turkey (Republic of) 2 yr. Credit Nts.        5/8/06      1,660,000                (86,819)         (86,819)
 Morgan Stanley Capital Services, Inc.,
 Turkey (Republic of) 5 yr. Credit Nts.        5/8/09        780,000                 89,418           89,418
 Morgan Stanley Capital Services, Inc.,
 Venezuela (Republic of) Credit Bonds         8/20/06      2,495,000                 93,352           93,352
 Morgan Stanley Capital Services, Inc.,
 Venezuela (Republic of) Credit Bonds         8/20/09      1,250,000                (87,855)         (87,855)
 Morgan Stanley Capital Services, Inc.,
 Venezuela (Republic of) Credit Bonds         2/20/14      1,305,000               (273,622)        (273,622)
 UBS AG, Venezuela (Republic of) Credit
 Bonds                                        6/20/14      3,190,000               (625,684)        (625,684)
 UBS AG, Venezuela (Republic of) Credit
 Bonds                                        8/20/06      1,665,000                (60,243)         (60,243)
 UBS AG, Venezuela (Republic of) Credit
 Bonds                                        8/20/09        830,000                 55,056           55,056
                                                                                                -------------
                                                                                                $ (1,494,111)
                                                                                                =============

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                                  FIXED RATE     FLOATING RATE
                                                     PAID BY       RECEIVED BY
                                                 THE FUND AT       THE FUND AT                                           UNREALIZED
                             NOTIONAL          SEPTEMBER 30,     SEPTEMBER 30,         FLOATING       TERMINATION      APPRECIATION
SWAP COUNTERPARTY              AMOUNT                   2004              2004       RATE INDEX             DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG           55,240,000 TWD              1.02%            2.509%    90-day CPTW Rate        8/19/09      $      (424)

Deutsche Bank AG           74,350,000 INR              4.88              4.50     IRS                     1/15/09           73,793

Deutsche Bank AG           10,000,000                  1.68              5.32     Three-Month LIBOR       5/12/14          853,424
                                                                                  BBA Rate

Deutsche Bank AG            3,185,000                3.1025              1.81     Three-Month LIBOR flat   3/4/08           28,801

JPMorgan Chase
Bank                          880,000 EUR              3.14              2.08     Six-Month LIBOR flat    7/14/08              (91)

JPMorgan Chase
Bank                      245,400,000 HUF              9.13              7.00     Six-Month LIBOR flat    7/14/08         (117,530)

JPMorgan Chase
Bank                       25,000,000                  4.24              1.65     Three-Month LIBOR       7/23/09         (671,643)

JPMorgan Chase
Bank                       50,000,000                  1.70            4.0725     Three-Month LIBOR        5/6/09        1,493,603
                                                                                  BBA Rate

JPMorgan Chase
Bank                       35,000,000                  1.70             4.985     Three-Month LIBOR        5/6/14        2,035,173
                                                                                  BBA Rate

JPMorgan Chase
Bank                        1,820,000                  1.68              4.94     Three-Month Libor       4/30/14          100,520
                                                                                  BBA Rate

JPMorgan Chase
Bank                        6,625,000                 3.052              1.41     Three-Month LIBOR flat  3/10/08           74,028

Morgan Stanley
Capital Services, Inc.     13,000,000                  3.82              1.18     Three-Month LIBOR flat 11/10/08         (233,983)

Morgan Stanley
Capital Services, Inc.     22,000,000                  2.32              1.18     Three-Month LIBOR flat 11/10/05          (30,683)
                                                                                                                     ---------------
                                                                                                                     $   3,604,988
                                                                                                                     ===============

Notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

CPTW       Bloomberg Taiwan Secondary Commercial Papers

EUR        Euro

HUF        Hungary Forints

INR        Indian Rupee

IRS        India Swap Composites

LIBOR      London-Interbank Offered Rate

LIBOR BBA  London-Interbank Offered Rate British Bankers Association

TWD        New Taiwan Dollar



As of September 30, 2004, the Fund had entered into the following swaption contracts:
                            NOTIONAL  EXPIRATION    EXERCISE         PREMIUM
SWAPTIONS                     AMOUNT       DATES       PRICE        RECEIVED      VALUE
----------------------------------------------------------------------------------------
Deutsche Bank AG      $    9,530,000     11/4/04       5.997%    $    44,474 $   82,792
Lehman Brothers            7,590,000    12/30/04       5.150          75,103     75,646

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $843,269,266
                                              ==================

Gross unrealized appreciation                 $ 33,653,495
Gross unrealized depreciation                  (16,907,369)
                                              ------------------
Net unrealized appreciation                   $ 16,746,126
                                              ==================

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.


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      (b)   There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)